Agreements with Related Parties (Details) € in Thousands, $ in Millions		3 Months Ended
	Mar. 24, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Apr. 01, 2016 EUR (€)
EXOR Nederland NV [Member]
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement | €				€ 300
Cash Dividends Paid to Parent Company		$ 250
EXOR S.A. [Member]
Related Party Transaction [Line Items]
Purchase price	$ 741
Related Party Investment Carrying Value			$ 668
Almacantar Group S.A. [Member] | EXOR S.A. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	36.00%
Purchase price	$ 539
Equity Method Investments [Member] | Almacantar Group S.A. [Member] | EXOR S.A. [Member]
Related Party Transaction [Line Items]
Related Party Investment Carrying Value			436
Other invested assets | EXOR S.A. [Member]
Related Party Transaction [Line Items]
Related Party Investment Carrying Value			$ 232